Related Party Transactions - Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend to Operating Entity	$ 578,369
Collect from Operating Entity	1,330
Lend from Operating Entity	45,568	1,070
Repaid to Operating Entity
Wenzao Huang [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend to Operating Entity	578,369
Collect from Operating Entity
Lihui Xu [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend to Operating Entity
Collect from Operating Entity	1,330
Lend from Operating Entity	18,985
Repaid to Operating Entity
Xiaolong Chen [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity	19,254
Repaid to Operating Entity
Yunjun Huang [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity	7,329
Repaid to Operating Entity
Lianken [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity		267
Repaid to Operating Entity
Tianhua [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity		267
Repaid to Operating Entity
Xingcan [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity		268
Repaid to Operating Entity
Weibo [Member]
Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free [Line Items]
Lend from Operating Entity		268
Repaid to Operating Entity